EQUITY	6 Months Ended
Jun. 30, 2018
EQUITY
EQUITY

NOTE 3 - EQUITY:

In January 2018, the Company received notifications of exercise with respect to options that had been issued to directors of the Company. Accordingly, the Company issued 710,000 ordinary shares for approximately $0.4 million.